Derivative financial assets and liabilities - net investment hedges (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gains (losses) on hedges of net investments in foreign operations, net of tax	€ 50,000,000	€ 17,000,000
Outstanding net investment hedges	0		€ 0
Hedges of net investment in foreign operations
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Ineffectiveness of net investment hedges	€ 0	€ 0